Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL [Abstract]
Changes in the carrying value of goodwill by segment
Changes in the carrying value of goodwill by segment are as follows (in thousands):

	Sohu	Changyou	Total

Balance as of December 31, 2023

Goodwill	69,152	180,543	249,695

Accumulated impairment losses	(32,246)	(170,286)	(202,532)

	$36,906	$10,257	$47,163

Transactions in 2024

Foreign currency translation adjustment	(219)	0	(219)

Balance as of December 31, 2024	$36,687	$10,257	$46,944

Balance as of December 31, 2024

Goodwill	36,687	10,257	46,944

Accumulated impairment losses	0	0	0

	$36,687	$10,257	$46,944

Transactions in 2025

Foreign currency translation adjustment	268	0	268
Impairment losses	(36,955)	0	(36,955)

Balance as of December 31, 2025	$0	$10,257	$10,257

Balance as of December 31, 2025

Goodwill	0	10,257	10,257

Accumulated impairment losses	0	0	0

	$0	$10,257	$10,257